Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 033-37959
                                                     1940 Act File No. 811-06221


STATEMENT OF ADDITIONAL INFORMATION
for the Brandywine Advisors Fund series                         January 31, 2007
of Brandywine Blue Fund, Inc.                     (As Supplemented May 15, 2007)


                            BRANDYWINE ADVISORS FUND



                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Brandywine Advisors Fund dated January 31, 2007. Requests for copies of the prospectus should be made in writing to Brandywine Advisors Fund, P.O. Box 4166, Greenville, Delaware, 19807, Email: bfunds@friess.com or Website: www.brandywinefunds.com, or by calling (877) 636-6460.

                  The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2006, of Brandywine Advisors Fund (File No. 811-06221), as filed with the Securities and Exchange Commission on Form N-CSR on October 25, 2006:


                   Statement of Net Assets
                   Statement of Operations
                   Statements of Changes in Net Assets
                   Financial Highlights
                   Notes to Financial Statements
                   Report of Independent Registered Public Accounting Firm

                  Stockholders may obtain a copy of the Annual Report, without charge, by calling 1-877-636-6460.















                           BRANDYWINE BLUE FUND, INC.
                            BRANDYWINE ADVISORS FUND
                                3711 Kennett Pike
                           Greenville, Delaware 19807

                            BRANDYWINE ADVISORS FUND

                                Table of Contents

                                                                        Page No.


GENERAL INFORMATION AND HISTORY.............................................1

INVESTMENT RESTRICTIONS.....................................................1

INVESTMENT CONSIDERATIONS...................................................2

DISCLOSURE OF PORTFOLIO HOLDINGS............................................4

DIRECTORS AND OFFICERS OF THE COMPANY.......................................5

PRINCIPAL STOCKHOLDERS.....................................................13

INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS.....................14

SERVICE AGREEMENT..........................................................18

DETERMINATION OF NET ASSET VALUE...........................................19

DISTRIBUTION OF SHARES.....................................................20

PURCHASE OF SHARES.........................................................20

REDEMPTION OF SHARES.......................................................21

ALLOCATION OF PORTFOLIO BROKERAGE..........................................21

CUSTODIAN..................................................................22

TAXES......................................................................23

STOCKHOLDER MEETINGS.......................................................24

CAPITAL STRUCTURE..........................................................25

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................25

DESCRIPTION OF SECURITIES RATINGS..........................................26

                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 2007 and, if given or made, such information or representations may not be relied upon as having been authorized by Brandywine Advisors Fund.


                  This Statement of Additional Information does not constitute an offer to sell securities.

                         GENERAL INFORMATION AND HISTORY

                  Brandywine Blue Fund, Inc. (the "Company") is an open-end, management investment company, consisting of two diversified portfolios, Brandywine Blue Fund and Brandywine Advisors Fund (the "Fund"), registered under the Investment Company Act of 1940 (the "Act"). This statement of additional information provides information about Brandywine Advisors Fund. The Company is a Maryland corporation incorporated on November 13, 1990.

                             INVESTMENT RESTRICTIONS

                  The Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

                  1.  The  Fund  will  not   purchase   securities   on  margin,
participate in a joint-trading account, sell securities short, or write or invest in put or call options.

                  2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings. The Fund may pledge its assets to secure borrowings. The Fund will not purchase securities while it has any outstanding borrowings.

                  3. The Fund will not lend money (except by purchasing debt securities of a type normally acquired by institutional investors or entering into repurchase agreements) and will not lend its portfolio securities.

                  4. The Fund will not make investments for the purpose of exercising control or management of any company.

                  5. The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.)

                  6. The Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government Securities, in securities issued by companies engaged in the same industry.

                  7. The Fund will not act as an underwriter or distributor of securities other than of its shares (except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

                  8. The Fund will not purchase interests in any oil, gas or any other mineral exploration or development program.

                  9. The Fund will not purchase or sell real estate or real estate mortgage loans. (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

                  10. The Fund will not purchase or sell commodities or commodities contracts, including futures contracts.

                  The following investment limitations are not fundamental and may be changed without stockholder approval.

                  1. The Fund will not invest more than 5% of its total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years.

                  2. The Fund will not invest more than 15% of the value of its net assets in illiquid securities.

                  3. The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

                  4. The Fund's investments in money market instruments and cash will not exceed 10% of the Fund's net assets, except for short-term portfolio repositioning.

                  Except for investment restrictions relating to borrowing money or investing in illiquid securities, unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund's assets will not constitute a violation of that restriction.

                            INVESTMENT CONSIDERATIONS

                  The Fund invests mainly in common stocks of U.S. companies. However when the Fund's investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, the Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants. (The Fund currently intends to invest not more than 10% of its net assets in any of publicly distributed debt securities, preferred stocks or warrants.) Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. The Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). In the event a publicly distributed debt security is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc.). If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security. A description of the foregoing ratings is set forth in "Description of Securities Ratings."

                  The Fund may invest in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of the Fund's foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's stockholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

                  The money market instruments in which the Fund invests include conservative fixed-income securities, such as U.S. Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor's Corporation or Prime-l by Moody's Investors Service, Inc., commercial paper master notes and repurchase agreements. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The Fund's investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

                  Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Fund will not enter into repurchase agreements with entities other than banks or invest over 15% of its net assets in repurchase agreements with maturities of more than seven days. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  The Fund maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Fund may not receive any compensation for providing this information. The Fund's Chief Compliance Officer will report periodically to the Board of Directors with respect to compliance with the Fund's portfolio holdings disclosure procedures.

                  Fund Service Providers. The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund's portfolio holdings. As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information. In each case, the Fund's Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential. These third party service providers include the Fund's administrator, independent registered public accountants, legal counsel, transfer agent and custodian.

                  Rating and Ranking Organizations. The Fund's Board of Directors has determined that the Fund may provide its portfolio holdings to the rating and ranking organizations listed below. The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is approximately 10 business days old.

                  Morningstar, Inc.
                  Lipper, Inc.
                  Standard & Poor's Ratings Group
                  Bloomberg L.P.
                  Thomson Financial Research
                  Vickers Stock Research

                  The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Fund's shareholders to provide them with non-public portfolio holdings information. This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information. However, the officers of the Fund receive reports on a regular basis as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares. The officers of the Fund will report to the Board of Directors any such unusual trading in Fund shares. The Fund may not pay these organizations.

                  Public Disclosure. The Fund's quarterly reports to shareholders, containing quarter-end portfolio holdings, are distributed to shareholders approximately 10 business days after the end of each calendar quarter.

                      DIRECTORS AND OFFICERS OF THE COMPANY

                  As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The same persons currently serve as directors and officers of both
Brandywine Blue Fund, Inc. and Brandywine Fund, Inc., another registered investment company advised by the Fund's investment adviser. The name, address, principal occupations during the past five years, other public company and registered investment company directorships and other information with respect to each of the directors and officers of the Company are as follows:



                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------
"Disinterested Persons"

Robert F. Birch              Director           Indefinite, until    Mr. Birch has been President         3          Hyperion Funds;
Age:  70                                        successor elected    and Director of the New                         New American
Address:                                                             America High Income Fund                        High Income
8 Knollwood Drive                                                    since 1992, a high yield                        Fund
Dover, MA  02030                                                     bond fund traded on the New
                                                Since 2001           York Stock Exchange.

C. Quentin S. Jackson        Director           Indefinite, until    Mr. Jackson is retired.  Mr.         3          None
Age:  63                     (Lead              successor elected    Jackson was the President
Address:                     Independent                             and Chief Executive Officer
c/o Friess Associates, LLC   Director)          Since 2001           of Nuclear Electric Insurance
3711 Kennett Pike                                                    Ltd., a multi-billion dollar
Greenville, DE  19807                                                company mutually owned by
                                                                     energy companies to provide
                                                                     property and accidental
                                                                     outage insurance to all
                                                                     operating nuclear power
                                                                     stations in the United States
                                                                     and some overseas. He was
                                                                     with Nuclear Electric from
                                                                     1980 to 2006.


                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------
"Disinterested Persons"

Stuart A. McFarland          Director           Indefinite, until    Mr. McFarland is Managing Partner    3          Hyperion Funds,
Age:  59                     (Chairman of the   successor elected    of Federal City Capital Advisors,               Newcastle
Address:                     Audit Committee,                        LLC and Deep Springs Capital                    Investment
Federal City Capital         since June, 2004)  Since 2001           Partners, LLC, a merchant bank.  He             Corporation
  Advisors, LLC                                                      is Chairman of Federal City Bancorp,
Deep Springs Capital                                                 a thrift holding company.  He has
   Partners, LLC                                                     served as President and Chief
3050 K Street NW, Suite 220                                          Executive Officer of Pedestal Inc.,
Washington, DC  20007                                                an internet based secondary mortgage
                                                                     market trading platform based in
                                                                     Washington, DC.  Mr. McFarland also
                                                                     served as Chief Financial Officer of
                                                                     Fannie Mae and as an officer of G.E.
                                                                     Capital and as President of Ticor
                                                                     Mortgage Insurance Company.

W. Richard Scarlett III      Director           Indefinite, until    Mr. Scarlett is Chairman and Chief   3          United
Age:  67                                        successor elected    Executive Officer of United                     Bancorporation
Address:                                                             Bancorporation of Wyoming, Inc., a              of Wyoming,
c/o United Bancorporation                       Since 2001           private bank holding company, having            Inc.
of Wyoming, Inc.                                                     been with such firm since 1981.
P.O. Box 1788
Jackson, WY  83001

Thomas D. Wren               Director           Indefinite, until    Mr. Wren is a senior advisor for     3          ACM Financial
Age:  55                                        successor elected    Promontory Financial Group, LLC,                Trust, Inc. and
Address:                                                             Washington, DC, a financial and                 Flower Bank,
c/o Friess Associates, LLC                      Since 2006           regulatory consulting firm.  Mr.                FSB
3711 Kennett Pike                                                    Wren was the Treasurer of MBNA
Greenville, DE  19807                                                Corporation and its MBNA American
                                                                     Bank, N.A. subsidiary from 1995 to
                                                                     2006.

James W. Zug                 Director           Indefinite, until    Mr. Zug is a retired Partner of      3          Allianz Funds,
Age:  66                                        successor elected    PricewaterhouseCoopers LLP.  He was             Amkor
Address:                                                             employed with PricewaterhouseCoopers            Technology,
5 Radnor Corporate Center                       Since 2001           and its predecessors from 1964 until            Inc. and
Suite 520                                                            2000.                                           Teleflex Inc.
100 Matsonford Road
Radnor, PA  19087

---------------

(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only Funds in the Fund Complex.


                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------
"Interested Persons" (as defined in the Act) (2)

William F. D'Alonzo          Director           Indefinite, until    Mr. D'Alonzo joined Friess           3          None
Age:  52                                        successor elected    Associates, LLC  in 1981 as part of
Address:                                                             the research team.  He became Chief
c/o Friess Associates, LLC                      Since 2001           Investment Officer of Friess
3711 Kennett Pike                                                    Associates, LLC and Friess Associates
Greenville, DE  19807                                                of Delaware, LLC, an affiliate of
                             President and      1 year term          Friess Associates, LLC (the "Friess
                             Chairman                                Companies") in 1997.  Mr. D'Alonzo
                                                Vice President       became Chief Executive Officer of the
                                                from 1990 - 2003     Friess Companies in 2002 and Chairman
                                                                     of the Board in 2004.  Friess
                                                President since      Associates, LLC and its predecessor
                                                2003                 have been the investment adviser for
                                                                     each of the Funds since each Fund's
                                                                     inception. Friess Associates of
                                                                     Delaware, LLC is the sub-adviser for
                                                                     each Fund.

Foster S. Friess             Director and       Indefinite, until    Mr. Friess founded Friess            3          None
Age:  66                     Founder            successor elected    Associates, LLC in 1974 with his
Address:                                                             wife, Lynnette E. Friess, and
c/o Friess Associates, LLC                      Since 1985           founded the Brandywine Funds,
115 East Snow King Avenue                                            serving as Chairman of the Board
Jackson, WY  83001                                                   from 1985 to 2004.  He currently
                                                                     serves as Chairman of the Friess
                                                                     Companies.

Lynda J. Campbell            Vice President     1 year term          Ms. Campbell joined Friess           N/A        N/A
Age:  61                     and Secretary                           Associates, LLC in 1985. She is
Address:                                        Vice President       currently Chief Administrative
c/o Friess Associates, LLC                      since 1998;          Officer of the Friess Companies.
3711 Kennett Pike                               Secretary since
Greenville, DE  19807                           1990


                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------
"Interested Persons" (as defined in the Act) (2)

Christopher G. Long          Vice President     1 year term          Mr. Long joined Friess Associates,   N/A        N/A
Age:  40                     and Treasurer                           LLC in 1996. He is currently Chief
Address:                                        Vice President       Operating Officer and Chief
c/o Friess Associates, LLC                      since 2002           Financial Officer of the Friess
3711 Kennett Pike                                                    Companies.
Greenville, DE  19807                           Treasurer since
                                                2003

David D. Marky               Vice President,    1 year term as       Mr. Marky joined Friess Associates,  N/A        N/A
Age:  41                     Chief Compliance   Vice President and   LLC in 2000.  He is currently the
Address:                     Officer            at the discretion    Compliance Officer of the Friess
c/o Friess Associates, LLC                      of the Board as      Companies and the Chief Compliance
3711 Kennett Pike                               Chief Compliance     Officer of the Funds.
Greenville, DE  19807                           Officer

                                                Vice President
                                                since 2002

                                                Chief Compliance
                                                Officer since 2004

Paul R. Robinson             Vice President     1 year term          Mr. Robinson has been a consultant   N/A        N/A
Age:  83                                                             to Friess Associates, LLC since June
Address:                                        Since 1990           1985.
c/o Friess Associates, LLC
3711 Kennett Pike
Greenville, DE  19807

---------------
(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only Funds in the Fund Complex.
(2) All of the officers of the Company and employees of the Friess Companies are "interested persons" of the Company (as defined in the Act).

                  The Company's Board of Directors has created an audit committee whose members consist of Messrs. Birch, McFarland and Wren. The primary functions of the audit committee are to recommend to the Board of Directors the independent auditors to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund's internal controls and to review certain other matters relating to the Fund's auditors and financial records. The Company's Board of Directors has no other committees. The audit committee met twice during the fiscal year ended September 30, 2006.

                  The current standard method of compensating the directors of the Company and Brandywine Fund, Inc. is for the Fund, Brandywine Blue Fund and Brandywine Fund to pay each disinterested director an annual fee of $3,000, $16,000 and $25,000, respectively. The lead independent director is paid an additional $5,000 annually, divided proportionately among the Funds. The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds. Each of the Fund, Brandywine Blue Fund and Brandywine Fund also may reimburse directors for travel expenses incurred in order to attend meetings of the Boards of Directors.

                  The table below sets forth the compensation paid by the Fund to each of the directors of the Company during the fiscal year ended September 30, 2006:




                                                COMPENSATION TABLE

                                                            Pension or
                                                            Retirement                                    Total
                                                         Benefits Accrued                             Compensation
                                         Aggregate              As           Estimated Annual         From Fund and
                                       Compensation        Part of Fund        Benefits Upon         Fund Complex(1)
          Name of Person                 From Fund           Expenses           Retirement          Paid to Directors
          --------------                 ---------           --------           ----------          -----------------
"Disinterested Persons"

Robert F. Birch                            $1,410               $0                  $0                     $19,888

C. Quentin S. Jackson                      $1,498               $0                  $0                     $24,226

Stuart A. McFarland                        $1,472               $0                  $0                     $22,208

W. Richard Scarlett III                    $1,410               $0                  $0                     $19,888

Thomas D. Wren(2)                            $804               $0                  $0                      $9,644

James W. Zug                               $1,692               $0                  $0                     $22,326

"Interested Persons" (as defined in the Act)

William F. D'Alonzo                         $ 0                 $0                  $0                     $ 0

Foster S. Friess                            $ 0                 $0                  $0                     $ 0

---------------
(1) Brandywine Blue Fund, Brandywine Advisors Fund and Brandywine Fund are the only Funds in the Fund Complex.

(2) Mr. Wren joined the Board of Directors in June 2006, replacing Marvin N. Schoenhals as a director.

                  The governance policies of the Funds contemplate that each independent director own in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund. The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund as of December 31, 2006, which is also the valuation date:




                                                                            Aggregate Dollar Range of
                                                                            Equity Securities in All
                                                                         Registered Investment Companies
                                          Dollar Range of Equity       Overseen by Director in Family of
Name of Director                          Securities in the Fund             Investment Companies(1)
----------------                          ----------------------             -----------------------

"Disinterested Persons"

Robert F. Birch                           $10,001-$50,000                      Over $100,000

C. Quentin S. Jackson                     $10,001-$50,000                      Over $100,000

Stuart A. McFarland                       $10,001-$50,000                      $50,001-$100,000

W. Richard Scarlett III                   $10,001-$50,000                      Over $100,000

Thomas D. Wren                            $1-$10,000                           $10,001-$50,000

James W. Zug                              $10,001-$50,000                      $50,001-$100,000

"Interested Persons" (as defined in the Act)

William F. D'Alonzo                       Over $100,000                        Over $100,000

Foster S. Friess                          Over $100,000                        Over $100,000

---------------

(1) Brandywine Blue Fund, Brandywine Advisors Fund and Brandywine Fund are the only funds in the fund complex.

                  The Companies and Friess Associates, LLC, the Fund's investment adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. The code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund. While the code of ethics permits access persons of the Friess Companies to purchase and redeem shares of the Fund, it requires that such transactions be approved in advance by the Friess Companies Compliance Department, and prohibits purchases within ten business days of a redemption and a redemption within ten business days of a purchase.

                  Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at the Funds' website at hhtp://www.brandywinefunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

                  The Fund votes proxies in accordance with its proxy voting policy. The Friess Companies employ Institutional Shareholder Services, Inc. to assist it in voting proxies for the Fund. When the Fund votes proxies it generally follows the so-called "Wall Street Rule" (namely, it votes as management recommends or sells the stock prior to the meeting). The Friess Companies believes that following the "Wall Street Rule" is usually consistent with the economic best interests of the Fund. Consistent with its duty of care, the Friess Companies monitor proxy proposals just as it monitors other corporate events affecting the companies in which the Fund invests.

                  In the event that a vote presents a conflict of interest between the interests of the Fund and the Friess Companies, the Friess Companies will defer to the recommendations of ISS. A brief description of the recommendations of ISS is set forth below.

                  The ISS proxy voting guidelines generally call for voting FOR:

          o    Proposals to ratify auditors

          o Proposals to repeal classified boards and to elect all directors annually

          o Proposals asking that a majority or more of directors be independent

          o Proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors

          o Proposals to allow or make easier shareholder action by written consent

          o Proposals that remove restrictions on the right of shareholders to act independently of management

          o    Proposals to lower supermajority vote requirements

          o    Proposals to adopt confidential voting

          o Proposals asking a company to submit its poison pill for shareholder ratification

                  The ISS proxy  voting  guidelines  generally  call for  voting
AGAINST:

          o    Proposals to classify the board of directors

          o Proposals to restrict or prohibit shareholder ability to take action by written consent

          o Proposals to restrict or prohibit shareholder ability to call special meetings

          o    Proposals to require a supermajority vote

          o    Proposals to eliminate cumulative voting

                  The ISS proxy voting guidelines generally call for voting on a case-by-case basis on:

          o Proposals to elect directors in uncontested elections (ISS considers independence, attendance, long-term company performance and a number of other factors)

          o Proposals requiring that the positions of chairman and chief executive officer be held by different persons. (ISS looks to see if the company has governance structures in place that counterbalance a combined position)

          o    Proposals  to  elect   directors  in  contested   elections  (ISS
               evaluates each side's qualifications, track record and proposals)

          o    Proposals to redeem or ratify a poison pill

          o    Proposals  for a merger  or other  corporate  restructuring  (ISS
               considers  pricing,   strategic  rationale  and  the  negotiating
               process)

          o Proposals for reincorporation (ISS considers both financial and corporate governance concerns)

          o Proposals to increase authorized common stock and to create dual class common stock (ISS considers the financial and voting implications)

          o Proposals to approve compensation plans (ISS considers a number of factors that primarily focus on the level of transfer of shareholder wealth and voting power dilution)

                             PRINCIPAL STOCKHOLDERS



                  Set forth below are the names and addresses of all holders of the Fund's shares who as of December 31, 2006 owned more than 5% of the Fund's then outstanding shares, as well as the number of shares of the Fund beneficially owned by all officers and directors of the Company as a group.


                                                                  Amount of                       Percentage
        Name and Address of Beneficial Owner                Beneficial Ownership                  Ownership
        ------------------------------------                --------------------                  ---------
Foster S. Friess and Lynnette E. Friess,                         14,504,844                         77.33%
P.O. Box 4166
Greenville, Delaware  19807

National Christian Charitable Foundation Inc.                     1,228,733                         6.55%
1100 Johnson Ferry Road NE
Suite 900
Atlanta, GA  30342
Officers and directors as a group (12 persons)                   14,557,159                         77.60%

------------------------------------------------
* Owned of record only.


                  As a result of their holdings, Foster and Lynnette Friess control the Fund. Foster and Lynnette Friess own sufficient shares of the Fund to approve or disapprove all matters brought solely before the shareholders of the Fund.

                  Other than the foregoing, the Fund is not aware of any person who, as of December 31, 2006, owned of record or beneficially 5% or more of the shares of Brandywine Advisors Fund.


             INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

                               Investment Adviser

                  The investment adviser to the Fund is Friess Associates, LLC (formerly Friess Associates, Inc.) (the "Adviser"). Affiliated Managers Group, Inc. ("AMG") is the managing member of the Adviser. AMG, Boston, Massachusetts, is a publicly-traded asset management company, which holds equity interests in investment management firms. The Fund's investment advisory agreement allows the Adviser to delegate some or all of its responsibilities to one or more sub-advisers. The Adviser furnishes continuous investment advisory services and management to the Fund. The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. For its services, the Fund pays the Adviser a monthly management fee at the annual rate of 1% of the Fund's daily net assets. The Adviser at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund and pays salaries and fees of all officers and directors of the Company (except the fees paid to directors who are not interested persons of the Adviser).


                  During the fiscal years ended September 30, 2006, 2005 and 2004, the Fund paid the Adviser investment advisory fees of $1,929,962, $1,611,374 and $1,395,872, respectively.

                  The Fund pays all of its  expenses  not assumed by the Adviser including, but not limited to, the costs of preparing and printing its registration statement required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of stock certificates, director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. Such expenses may include administrative services performed by the Adviser for which the Adviser will be reimbursed by the Fund. During the fiscal years ended September 30, 2006, 2005 and 2004, the Fund reimbursed the Adviser $2,860, $1,855 and $1,830, respectively, for administrative services performed by the Adviser.


                  The Fund also pays the fees of directors who are not interested persons of the Adviser, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Fund, expenses of calculating the Fund's net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems related thereto.


                  The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Fund's shares are qualified for sale, or if the states in which the Fund's shares are qualified for sale impose no such restrictions, 1.95%. As of the date hereof, no such state law provision was applicable to the Fund. The Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. No reimbursement was required during the fiscal years ended September 30, 2006, 2005 and 2004.


                  The investment advisory agreement between the Fund and the Adviser (the "Advisory Agreement") will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of a majority of the applicable Fund's stockholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the Fund and that it shall be automatically terminated if it is assigned.

                  The Advisory Agreement provides that the Adviser shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

                                   Sub-Adviser

                  The sub-adviser to the Fund is Friess Associates of Delaware, LLC (the "Sub-Adviser"). AMG is the managing member of the Sub-Adviser. Pursuant to sub-advisory agreements between the Fund, the Adviser and the Sub-Adviser ("the Sub-Advisory Agreements"), the Sub-Adviser is responsible for managing the investment and reinvestment of the Fund's assets and will take such steps as may be necessary to implement its investment decisions to the extent such authority has been delegated to it by the Adviser. Under the Sub-Advisory Agreements, the Sub-Adviser, at its own expense and without reimbursement from the Company or the Fund, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the duties delegated to it. For its services to the Fund, the Adviser, not the Fund, pays the Sub-Adviser's fees.

                  The Sub-Advisory Agreement will remain in effect for an initial two-year term and indefinitely thereafter as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not interested parties to the Sub-Advisory Agreement or interested persons of the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement provides that it may be terminated at any time without payment of any penalty, by any party immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified, or otherwise upon giving thirty days' written notice to the other parties, and that it shall be automatically terminated if it is assigned.

                  The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Sub-Advisory Agreement also provides that the Sub-Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

                  The benefits derived by the Adviser and the Sub-Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage".

                               Portfolio Managers


                  The portfolio managers to the Fund may have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2006.


                                      Number of Other Accounts Managed               Number of Accounts and Total Assets for
                                      and Total Assets by Account Type               Which Advisory Fee is Performance-Based
                                      --------------------------------               ---------------------------------------
                               Registered      Other Pooled                        Registered     Other Pooled
         Name of               Investment       Investment           Other         Investment      Investment         Other
    Portfolio Managers         Companies         Vehicles          Accounts         Companies       Vehicles        Accounts
    ------------------         ---------         --------          --------         ---------       --------        --------

William F. D'Alonzo                4                 1                118              --              --              --

                             $6,497,097,253    $633,214,830     $5,740,597,356         $--            $--             $--

Jonathan S. Fenn                   4                 1                118              --              --              --

                             $6,497,097,253    $633,214,830     $5,740,597,356         $--            $--             $--

John P. Ragard                     4                 1                118              --              --              --

                             $6,497,097,253    $633,214,830     $5,740,597,356         $--            $--             $--


                  The portfolio managers of the Adviser and the Sub-Adviser are often responsible for managing other accounts. The Adviser and the Sub-Adviser typically assign accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates or the Sub-Adviser or one of its affiliates, as the case may be, in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades). The Adviser and the Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser and the Sub-Adviser have adopted policies limiting the ability of portfolio managers to cross securities between funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

                  With respect to initial public offerings and secondary offerings that are part of a syndicate calendar (collectively "IPOs") the Adviser and Sub-Adviser use their best efforts to allocate fairly IPOs to all eligible accounts. When feasible, IPOs are allocated pro rata to all eligible accounts. Such allocations are generally not feasible because IPO allocations are limited and a pro rata allocation would result in extremely small positions held by eligible accounts. To avoid this result IPOs are generally allocated to eligible accounts using a rotation system designed to treat equitably all eligible accounts. The rotation system considers the performance of IPOs previously allocated.

                  The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2006.




                                                                                     Method Used to Determine Compensation
           Name of                     Form of                 Source of             (Including Any Differences in Method
      Portfolio Managers            Compensation             Compensation                   Between Account Types)
      ------------------            ------------             ------------                   ----------------------
William F. D'Alonzo                 Salary/Bonus          Adviser/Sub-Adviser     Mr.  D'Alonzo  receives a fixed salary from
                                                                                  the  Adviser  that is set by  reference  to
                                                                                  industry  standards.  He also  receives  an
                                                                                  annual  bonus based on the growth of client
                                                                                  assets  managed  by  the  Adviser  and  its
                                                                                  resulting revenue.

Jonathan S. Fenn                    Salary/Bonus          Adviser/Sub-Adviser     Mr. Fenn  receives a fixed  salary from the
                                                                                  Adviser   that  is  set  by   reference  to
                                                                                  industry  standards.  He also  receives  an
                                                                                  annual  subjective  bonus  based  solely on
                                                                                  the  overall  profitability  of the Adviser
                                                                                  after taxes for the prior fiscal year.

John P. Ragard                      Salary/Bonus          Adviser/Sub-Adviser     Mr.  Ragard  receives a fixed  salary  from
                                                                                  the  Adviser  that is set by  reference  to
                                                                                  industry  standards.  He also  receives  an
                                                                                  annual  subjective  bonus  based  solely on
                                                                                  the  overall  profitability  of the Adviser
                                                                                  after taxes for the prior fiscal year.


                  The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each of the portfolio managers as of December 31, 2006.

                                       Dollar Range of Equity Securities of
Name of Portfolio Managers                   Brandywine Advisors Fund
--------------------------                   ------------------------
William F. D'Alonzo                             $100,001 - $500,000

Jonathan S. Fenn                                       None

John P. Ragard                                         None



                                SERVICE AGREEMENT


                  The Fund has entered into a Service Agreement with Fiduciary Management, Inc., 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202. Pursuant to such Service Agreement, Fiduciary Management, Inc. serves as the Fund's administrator and in this capacity is responsible for (a) calculating daily the Fund's net asset value, (b) recordkeeping and (c) preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission. For these services the Fund pays Fiduciary Management, Inc. a negotiated annual fee and varying fees for blue sky filing services. For each of the fiscal years ending September 30, 2006, 2005 and 2004, the Fund paid Fiduciary Management, Inc. $36,500, $36,500 and $22,000, respectively, pursuant to the Service Agreement.


                  The Service Agreement may be terminated at any time by either the Fund or Fiduciary Management, Inc. upon 90 days written notice. The Service Agreement provides that Fiduciary Management, Inc. shall not be liable to the Fund, the Adviser or any stockholders of the Fund for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Fiduciary Management, Inc. performs similar services for other investment companies.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of the Fund will normally be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning.


                  The net asset value (or "price") per share of the Fund is determined by dividing the total value of the Fund's investments and other assets less any liabilities, by the number of its outstanding shares. In calculating the Fund's net asset value, securities that are listed on a national securities exchange (other than The Nasdaq Stock Market, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Other securities will generally be valued at the most recent bid price if market quotations are readily available. Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services.


                  The Fund values most money market instruments it holds at their amortized cost. If market quotations are not available, the Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

                             DISTRIBUTION OF SHARES

                  The Fund has adopted a Service and Distribution Plan (the "Plan") in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund's expense ratio and providing the Adviser with greater flexibility in management. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current stockholders, and the printing and mailing of sales literature. Distribution expenses may be authorized by the officers of the Company or the Fund's distributor. The Fund's distributor is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. To the extent any activity financed by the Plan is one which the Fund may finance without a 12b-1 plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

                  The Plan may be terminated by the Fund at any time by a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. Messrs. Birch, Jackson, McFarland, Scarlett, Wren and Zug are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the stockholders of the Fund and the Board of Directors, including the Rule 12b-1 Directors.


                  While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Company will be committed to the discretion of the directors of the Company who are not interested persons of the Company. The Board of Directors of the Company must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Company. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. During the fiscal year ended September 30, 2006, the Fund incurred distribution costs of $103,240 under the Plan. Of this amount, $1,965 was spent on advertising and promotional expenses, $20,418 was spent on printing and mailing of prospectuses to other than current shareholders, $60,551 was paid to broker-dealers, $16,806 was paid to Quasar Distributors, LLC, and $3,500 was paid to FMI for administrative services.


                               PURCHASE OF SHARES

                  The Fund has adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which the Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for the Fund. For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7. No such transactions will be made with respect to any person in which an affiliated person of the Fund has a beneficial interest.

                              REDEMPTION OF SHARES

                  A stockholder's right to redeem shares of the Fund will be suspended and the stockholder's right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to determine fairly the value of its net assets.

                        ALLOCATION OF PORTFOLIO BROKERAGE

                  Decisions to buy and sell securities for the Fund are made by the Adviser. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). However, in many instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. While some brokers with whom the Fund effects portfolio transactions may recommend the purchase of the Fund's shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations by the broker to purchase shares of the Fund.

                  In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts (or analysts of other firms retained by the broker) for consultation.

                  Entities or individuals providing these consulting services range from large full service brokerage firms to single person consultant firms. In return for these research services, the Adviser directs a portion of the Fund's brokerage to brokerage firms employing the persons providing the consulting services or to brokerage firms that contract with the individual or entity providing such services. The entities or individuals providing consulting services are compensated by their brokerage firms or by the brokerage firms with which they contract. They have no claims for, or rights to, compensation, employee benefits or other forms of remuneration from the Adviser. Individuals providing consulting services may or may not be registered broker-dealers or investment advisers themselves and may not be licensed investment adviser representatives or registered representatives. (For example, they may simply work for a full service brokerage firm.) They may be generalists providing advice about many industries, or specialists knowledgeable about a niche in a single industry. They may or may not provide consulting services to investment advisers other than the Adviser. The Adviser endeavors to build and maintain rapport with the individuals providing consulting services in order to more effectively serve the Adviser's clients. These individuals may be granted limited access to the Adviser's research database and a company-wide list of holdings (but not individual client portfolios) so that they are better prepared to render advice and to avoid duplication of investment research efforts.

                  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.


                  During the fiscal years ended September 30, 2006, 2005 and 2004, the Fund paid brokerage commissions of $903,123 on transactions for which brokerage commissions were paid of $1,954,685,817; $761,622 on transactions for which brokerage commissions were paid of $631,858,012; and $1,280,462 on transactions for which brokerage commissions were paid of $1,370,680,934, respectively. Of the brokerage commissions paid by the Fund in the fiscal year ended September 30, 2006, all but $47,823 on transactions for which brokerage commission were paid of $60,140,271 were paid to brokers who provided research services to the Adviser.


                                    CUSTODIAN


                  U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Fund. As such, U.S. Bank, N.A. holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. U.S. Bank, N.A. does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to stockholders. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, an affiliate of U.S. Bank, N.A., acts as the Fund's transfer agent and dividend disbursing agent.

                                      TAXES

                  The Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. In such event stockholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from the Fund's net investment income, including short-term capital gains, are taxable to stockholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from the Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Distributions from the Fund are taxable to stockholders, whether received in cash or in additional Fund shares. A portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

                  Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him.

                  Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

                  The Fund may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a stockholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

                              STOCKHOLDER MEETINGS

                  The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

                  The Company's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                  Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange
Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

                  Brandywine Blue Fund, Inc. has authorized capital of 200,000,000 shares of common stock, of which 100,000,000 shares have been allocated to Brandywine Blue Fund and 100,000,000 shares have been allocated to Brandywine Advisors Fund. Each outstanding share entitles the holder to one vote. Generally shares are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g. change in investment policy or approval of an investment advisory agreement).

                  The shares of each of Brandywine Advisors Fund and Brandywine Blue Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund's share of the general liabilities of the Company in the proportion that the total net assets of the Fund bears to the total net assets of both Funds. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Company, the stockholders of each Fund will be entitled, out of the assets of the Company available for distribution, to the assets belonging to such Fund.

                  There are no conversion or sinking fund provisions applicable to the shares of either Fund. Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights. Consequently, the holders of more than 50% of the Company's shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

                  The shares of each Fund are redeemable and transferable. All shares issued and sold by the Funds will be fully paid and nonassessable. Fractional shares have the same rights proportionately as full shares.

                  The Company will not issue certificates evidencing shares of Brandywine Advisors Fund. Each stockholder's account will be credited with the number of shares purchased, relieving such stockholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares of Brandywine Advisors Fund.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, currently serves as the independent registered public accounting firm for the Fund. PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Fund may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

                  Standard & Poor's Corporation Bond Ratings. A Standard & Poor's corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

                  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

                  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

                  The ratings are based, in varying degrees, on the following considerations:

                  I. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

                  II. Nature of and provisions of the obligation; and

                  III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity, Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

                  AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits
adequate  protection   parameters,   adverse
economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  Moody's Investors Service, Inc. Bond Ratings. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 033-37959
                                                     1940 Act File No. 811-06221


STATEMENT OF ADDITIONAL INFORMATION                             January 31, 2007
for Brandywine Fund and Brandywine Blue Fund      (As Supplemented May 15, 2007)


                                BRANDYWINE FUNDS



                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Brandywine Funds dated January 31, 2007. Requests for copies of the prospectus should be made in writing to the Brandywine Funds, P.O. Box 4166, Greenville, Delaware, 19807,
Email:  bfunds@friess.com  or  Website:  www.brandywinefunds.com,  or by calling
(800) 656-3017.

                  The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2006, of Brandywine Fund, Inc. (File No. 811-04447) and Brandywine Blue Fund, Inc. (File No. 811-06221), as filed with the Securities and Exchange Commission on Form N-CSR on October 25, 2006:


                              Brandywine Fund, Inc.

              Statement of Net Assets
              Statement of Operations
              Statements of Changes in Net Assets
              Financial Highlights
              Notes to Financial Statements (combined)
              Report of Independent Registered Public Accounting Firm (combined)


                           Brandywine Blue Fund, Inc.

              Statement of Net Assets
              Statement of Operations
              Statements of Changes in Net Assets
              Financial Highlights
              Notes to Financial Statements (combined)
              Report of Independent Registered Public Accounting Firm (combined)


                  Stockholders may obtain a copy of the Annual Report, without charge, by calling (800) 656-3017.

                              BRANDYWINE FUND, INC.
                           BRANDYWINE BLUE FUND, INC.
                                3711 Kennett Pike
                           Greenville, Delaware 19807

                                BRANDYWINE FUNDS

                                Table of Contents

                                                                        Page No.

GENERAL INFORMATION AND HISTORY.............................................1

INVESTMENT RESTRICTIONS.....................................................1

INVESTMENT CONSIDERATIONS...................................................3

DISCLOSURE OF PORTFOLIO HOLDINGS............................................4

DIRECTORS AND OFFICERS OF THE COMPANIES.....................................6

PRINCIPAL STOCKHOLDERS.....................................................16

INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS.....................17

SERVICE AGREEMENTS.........................................................22

DETERMINATION OF NET ASSET VALUE...........................................23

PURCHASE OF SHARES.........................................................24

REDEMPTION OF SHARES.......................................................24

SYSTEMATIC WITHDRAWAL PLAN.................................................24

ALLOCATION OF PORTFOLIO BROKERAGE..........................................25

CUSTODIAN..................................................................27

TAXES......................................................................27

STOCKHOLDER MEETINGS.......................................................28

CAPITAL STRUCTURE..........................................................29

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................30

DESCRIPTION OF SECURITIES RATINGS..........................................30



                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 2007 and, if given or made, such information or representations may not be relied upon as having been authorized by the Brandywine Funds.


                  This Statement of Additional Information does not constitute an offer to sell securities.

                         GENERAL INFORMATION AND HISTORY

                  Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. (each a "Company" and collectively the "Companies") are open-end, diversified management companies registered under the Investment Company Act of 1940 (the "Act"). The Companies are Maryland corporations. Brandywine Fund, Inc. was incorporated on October 9, 1985 and Brandywine Blue Fund, Inc. was incorporated on November 13, 1990. Brandywine Fund, Inc. consists of one series, Brandywine Fund. Brandywine Blue Fund, Inc. consists of two series, Brandywine Blue Fund and Brandywine Advisors Fund. This Statement of Additional Information provides information regarding Brandywine Fund and Brandywine Blue Fund, but not Brandywine Advisors Fund. (Brandywine Fund and Brandywine Blue Fund are sometimes hereinafter individually referred to as a "Fund" and collectively as the "Funds").

                             INVESTMENT RESTRICTIONS

                  Each of the Funds has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of that Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

                  1.  Neither   Fund  will   purchase   securities   on  margin,
participate in a joint-trading account, sell securities short, or write or invest in put or call options.

                  2. Brandywine Blue Fund will not purchase warrants. Brandywine Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets and of such 5% not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges.

                  3. Neither Fund will borrow money or issue senior securities, except for temporary bank borrowings for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its net assets, and neither Fund will pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of such Fund's net assets. Neither Fund will purchase securities while it has any outstanding borrowings.

                  4. Neither Fund will lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities do not exceed 10% of such Fund's total assets) and neither Fund will lend its portfolio securities.

                  5. Neither Fund will purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of such Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase such Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of such Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

                  6. Neither Fund will make investments for the purpose of exercising control or management of any company.

                  7. Each Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.)

                  8. Neither Fund will concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government securities, in securities issued by companies engaged in the same industry.

                  9. Neither Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Companies or an officer, director or other affiliated person of the Funds' investment adviser.

                  10. Neither Fund will acquire or retain any security issued by a company if any of the directors or officers of the Companies, or directors, officers or other affiliated persons of the Funds' investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

                  11. Neither Fund will act as an underwriter or distributor of securities other than of its shares and neither Fund will purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

                  12. Neither Fund will purchase any interest in any oil, gas or any other mineral exploration or development program.

                  13. Neither Fund will purchase or sell real estate or real estate mortgage loans. (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

                  14.  Neither  Fund  will  purchase  or  sell   commodities  or
commodities contracts, including futures contracts.

                  The following investment limitation is not fundamental and may be changed without stockholder approval.

                  1. Neither Fund will invest in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years, or equity securities of issuers which are not readily marketable, if by reason thereof the value of its aggregate investment in such securities would exceed 5% of its total assets.

                  Unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund's assets will not constitute a violation of that restriction.

                            INVESTMENT CONSIDERATIONS

                  Each of the Funds invests mainly in common stocks of U.S. companies. However when the Funds' investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, each Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants (Brandywine Fund only). (Neither Fund currently intends to invest more than 10% of its net assets in any of publicly distributed debt securities, preferred stocks or warrants.) Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. Each Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). In the event a publicly distributed debt security is downgraded after investment, a Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc.). If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security. A description of the foregoing ratings is set forth in "Description of Securities Ratings."

                  The Funds may invest in securities of foreign issuers or in American Depository Receipts of such issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of a Fund's foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit for the Fund's stockholders. Although the Funds intend to invest in securities of foreign issuers domiciled in nations which the Funds' investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

                  The money market instruments in which the Funds invest include conservative fixed-income securities, such as U.S. Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor's Corporation or Prime-1 by

Moody's Investors Service, Inc., commercial paper master notes and repurchase agreements. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The Funds' investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

                  Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. Neither Fund will enter into repurchase agreements with entities other than banks nor invest over 5% of its net assets in repurchase agreements with maturities of more than seven days. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  The Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds' shareholders. The Funds may not receive any compensation for providing this information. The Funds' Chief Compliance Officer will report periodically to the Board of Directors with respect to compliance with the Funds' portfolio holdings disclosure procedures.

                  Fund Service Providers. The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds' portfolio holdings. As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information. In each case, the Funds' Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential. These third party service providers include the Funds' administrator, independent registered public accountants, legal counsel, transfer agent and custodian.

                  Rating and Ranking Organizations. The Funds' Board of Directors has determined that the Funds may provide their portfolio holdings to the rating and ranking organizations listed below. The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is approximately 10 business days old.

                       Morningstar, Inc.

                       Lipper, Inc.
                       Standard & Poor's Ratings Group
                       Bloomberg L.P.
                       Thomson Financial Research
                       Vickers Stock Research
                       AON Investment Consulting
                       R.V. Kuhns & Associates (Brandywine Fund only)
                       Prime Buchholz & Associates, Inc. (Brandywine Fund only) Evaluation Associates (Brandywine Fund only)

                  The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Funds' shareholders to provide them with non-public portfolio holdings information. This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information. However, the Funds' officers receive reports on a regular basis as to purchases and redemptions of shares of the Funds and review these reports to determine if there is any unusual trading in shares of the Funds. The Funds' officers will report to the Board of Directors any such unusual trading in shares of the Funds. The Funds may not pay these organizations.

                  Public Disclosure. The Funds' quarterly reports to shareholders, containing quarter-end portfolio holdings, are distributed to shareholders approximately 10 business days after the end of each calendar quarter.

                     DIRECTORS AND OFFICERS OF THE COMPANIES

                  As Maryland corporations, the business and affairs of each Company are managed by its officers under the direction of its Board of Directors. The same persons currently serve as directors and officers of both
Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. The name, address, principal occupations during the past five years, other public company and registered investment company directorships and other information with respect to each of the directors and officers of the Companies are as follows:



                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------
"Disinterested Persons"

Robert F. Birch              Director           Indefinite, until    Mr. Birch has been President         3          Hyperion Funds;
Age:  70                                        successor elected    and Director of the New America                 New American
Address:                                                             High Income Fund since 1992, a                  High Income
8 Knollwood Drive                               Since 2001           high yield bond fund traded on                  Fund
Dover, MA  02030                                                     the New  York Stock Exchange.

C. Quentin S. Jackson        Director           Indefinite, until    Mr. Jackson is retired.  Mr.         3          None
Age:  63                     (Lead              successor elected    Jackson was the President and
Address:                     Independent                             Chief Executive Officer of Nuclear
c/o Friess Associates, LLC   Director)          Since 2001           Electric Insurance Ltd., a
3711 Kennett Pike                                                    multi-billion dollar company
Greenville, DE  19807                                                mutually owned by energy companies
                                                                     to provide property and accidental
                                                                     outage insurance toall operating
                                                                     nuclear power stations in the United
                                                                     States and some overseas. He was
                                                                     with Nuclear Electric from 1980
                                                                     to 2006.

Stuart A. McFarland          Director           Indefinite, until    Mr. McFarland is Managing Partner    3          Hyperion Funds,
Age:  59                     (Chairman of the   successor elected    of Federal City Capital Advisors,               Newcastle
Address:                     Audit Committee,                        LLC and Deep Springs Capital                    Investment
Federal City Capital         since June, 2004)  Since 2001           Partners, LLC, a merchant bank.  He             Corporation
  Advisors, LLC                                                      is Chairman of Federal City Bancorp,
Deep Springs Capital                                                 a thrift holding company.  He has
  Partners, LLC                                                      served as President and Chief
3050 K Street NW, Suite 220                                          Executive Officer of Pedestal Inc.,
Washington, DC  20007                                                an internet based secondary mortgage
                                                                     market trading platform based in
                                                                     Washington, DC.  Mr. McFarland also
                                                                     served as Chief Financial Officer of
                                                                     Fannie Mae and as an officer of G.E.
                                                                     Capital and as President of Ticor
                                                                     Mortgage Insurance Company.


                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------

"Disinterested Persons"

W. Richard Scarlett III      Director           Indefinite, until    Mr. Scarlett is Chairman and Chief   3          United
Age:  67                                        successor elected    Executive Officer of United                     Bancorporation
Address:                                                             Bancorporation of Wyoming, Inc., a              of Wyoming,
c/o United Bancorporation                       Since 2001           private bank holding company, having            Inc.
of Wyoming, Inc.                                                     been with such firm  since 1981.
P.O. Box 1788
Jackson, WY  83001

Thomas D. Wren               Director           Indefinite, until    Mr. Wren is a senior advisor for     3          ACM Financial
Age:  55                                        successor elected    Promontory Financial Group, LLC,                Trust, Inc. and
Address:                                                             Washington, DC, a financial and                 Flower Bank,
c/o Friess Associates LCC                       Since 2006           regulatory consulting firm.  Mr.                FSB
3711 Kennett Pike                                                    Wren was the Treasurer of MBNA
Greenville, DE  19807                                                Corporation and its MBNA American
                                                                     Bank, N.A. subsidiary from 1995 to
                                                                     2006.

James W. Zug                 Director           Indefinite, until    Mr. Zug is a retired Partner of      3          Allianz Funds,
Age:  66                                        successor elected    PricewaterhouseCoopers LLP.  He was             Amkor
Address:                                                             employed with PricewaterhouseCoopers            Technology,
5 Radnor Corporate Center                       Since 2001           and its predecessors from 1964 until            Inc. and
Suite 520                                                            2000.                                           Teleflex Inc.
100 Matsonford Road
Radnor, PA  19087


---------------
(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only Funds in the Fund Complex.


                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------

"Interested Persons" (as defined in the Act) (2)

William F. D'Alonzo          Director           Indefinite, until    Mr. D'Alonzo joined Friess           3          None
Age:  52                                        successor elected    Associates, LLC in 1981 as part
Address:                                                             of the research team. He became
c/o Friess Associates, LLC                      Since 2001           Chief Investment Officer of Friess
3711 Kennett Pike                                                    Associates, LLC and Friess Associates
Greenville, DE  19807                                                of Delaware, LLC, an affiliate of
                             President and      1 year term          Friess Associates, LLC (the "Friess
                             Chairman                                Companies") in 1997. Mr. D'Alonzo
                                                Vice President       became Chief Executive Officer of the
                                                from  1990  -  2003  Friess Companies in 2002 and Chairman of the Board in 2004. Friess
                                                President since      Associates, LLC and its predecessor
                                                2003                 have been the investment adviser for
                                                                     each of the Funds since each Fund's
                                                                     inception. Friess Associates of
                                                                     Delaware, LLC is the sub-adviser for
                                                                     each Fund.

Foster S. Friess             Director and       Indefinite, until    Mr. Friess founded Friess            3          None
Age:  66                     Founder            successor elected    Associates, LLC in 1974 with his
Address:                                                             wife, Lynnette E. Friess, and
c/o Friess Associates, LLC                      Since 1985           founded the Brandywine Funds,
115 East Snow King Avenue                                            serving as Chairman of the Board
Jackson, WY  83001                                                   from 1985 to 2004.  He currently
                                                                     serves as Chairman of the Friess
                                                                     Companies.


Lynda J. Campbell            Vice President     1 year term          Ms. Campbell joined Friess           N/A        N/A
Age:  61                     and Secretary                           Associates, LLC in 1985. She is
Address:                                        Vice President       currently Chief Administrative
c/o Friess Associates, LLC                      since 1998;          Officer of the Friess Companies.
3711 Kennett Pike                               Secretary since
Greenville, DE  19807                           1990


                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                      in the         Other
                                               Term of Office and                                     Fund Complex   Directorships
                            Position(s) Held     Length of Time      Principal Occupation(s)          Overseen by    Held by
                             with the Funds          Served          During Past 5 Years              Director(1)    Director
                             --------------          ------          -------------------              -----------    --------

"Interested Persons" (as defined in the Act) (2)

Christopher G. Long          Vice President     1 year term          Mr. Long joined Friess Associates,   N/A        N/A
Age:  40                     and Treasurer                           LLC in 1996. He is currently Chief
Address:                                        Vice President       Operating Officer and Chief Financial
c/o Friess Associates, LLC                      since 2002           Officer of the Friess Companies.
3711 Kennett Pike
Greenville, DE  19807                           Treasurer since
                                                2003
David D. Marky               Vice President,    1 year term as       Mr. Marky joined Friess Associates,  N/A        N/A
Age:  41                     Chief Compliance   Vice President and   LLC in 2000.  He is currently the
Address:                     Officer            at the discretion    Compliance Officer of the Friess
c/o Friess Associates, LLC                      of the Board as      Companies and the Chief Compliance
3711 Kennett Pike                               Chief Compliance     Officer of the Funds.
Greenville, DE  19807                           Officer

                                                Vice President
                                                since 2002

                                                Chief Compliance
                                                Officer since 2004
Paul R. Robinson             Vice President     1 year term          Mr. Robinson has been a consultant   N/A        N/A
Age:  83                                                             to Friess Associates, LLC, the
Address:                                        Since 1990           investment adviser to each Fund,
c/o Friess Associates, LLC                                           since June 1985.
3711 Kennett Pike
Greenville, DE  19807


---------------

(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only Funds in the Fund Complex.
(2) All of the officers of the Companies and employees of the Friess Companies are "interested persons" of the Companies (as defined in the Act).

                  Each of the Companies' Boards of Directors has created an audit committee whose members consist of Messrs. Birch, McFarland and Wren. The primary functions of the audit committee are to recommend to the Companies' Boards of Directors the independent auditors to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Funds' internal controls and to review certain other matters relating to the Funds' auditors and financial records. The Companies' Boards of Directors have no other committees. The audit committee met twice during the fiscal year ended September 30, 2006.

                  The current standard method of compensating directors of the Companies is for Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund to pay each disinterested director a fee of $25,000, $16,000 and $3,000, respectively. The lead independent director is paid an additional $5,000 annually, divided proportionately among the Funds. The chairman of the audit committee is paid an additional $5,000 annually, divided proportionately among the Funds. The Companies also may reimburse directors for travel expenses incurred in order to attend meetings of the Board of Directors.

                  The tables below sets forth the compensation paid by the Brandywine Fund and Brandywine Blue Fund to each of the directors of the Companies during the fiscal year ended September 30, 2006:




                                                COMPENSATION TABLE
                                                  BRANDYWINE FUND

                                                             Pension or
                                                             Retirement                                    Total
                                                              Benefits                                 Compensation
                                         Aggregate           Accrued As         Estimated Annual       From Fund and
                                       Compensation         Part of Fund         Benefits Upon        Fund Complex(1)
          Name of Person                 From Fund            Expenses             Retirement        Paid to Directors
          --------------                 ---------            --------             ----------        -----------------


"Disinterested Persons"

Robert F. Birch                            $13,219               $0                    $0                 $19,888

C. Quentin S. Jackson                      $16,240               $0                    $0                 $24,226

Stuart A. McFarland                        $14,851               $0                    $0                 $22,208

W. Richard Scarlett III                    $13,219               $0                    $0                 $19,888

Thomas D. Wren(2)                           $6,429               $0                    $0                  $9,644

James W. Zug                               $14,938               $0                    $0                 $22,326

"Interested Persons" (as defined in the Act)

William F. D'Alonzo                         $0                   $0                    $0                   $0

Foster S. Friess                            $0                   $0                    $0                   $0


---------------

(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only Funds in the Fund Complex.

(2) Mr. Wren joined the Board of Directors in June 2006, replacing Marvin N. Schoenhals as a director.


                                                COMPENSATION TABLE
                                               BRANDYWINE BLUE FUND

                                                             Pension or
                                                             Retirement                                    Total
                                                              Benefits                                 Compensation
                                         Aggregate           Accrued As         Estimated Annual       From Fund and
                                       Compensation         Part of Fund         Benefits Upon        Fund Complex(1)
          Name of Person                 From Fund            Expenses             Retirement        Paid to Directors
          --------------                 ---------            --------             ----------        -----------------


"Disinterested Persons"

Robert F. Birch                           $5,259                 $0                    $0                 $19,888

C. Quentin S. Jackson                     $6,488                 $0                    $0                 $24,226

Stuart A. McFarland                       $5,885                 $0                    $0                 $22,208

W. Richard Scarlett III                   $5,259                 $0                    $0                 $19,888

Thomas D. Wren(2)                         $2,411                 $0                    $0                  $9,644

James W. Zug                              $5,696                 $0                    $0                 $22,326

"Interested Persons" (as defined in the Act)

William F. D'Alonzo                         $0                   $0                    $0                   $0

Foster S. Friess                            $0                   $0                    $0                   $0


---------------

(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only Funds in the Fund Complex.
(2) Mr. Wren joined the Board of Directors in June 2006, replacing Marvin N. Schoenhals as a director.

                  The governance policies of the Funds contemplate that each independent director own in excess of $100,000 in the aggregate of shares of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund after three years of service as a director. The following table sets forth the dollar range of equity securities beneficially owned by each director in Brandywine Fund and Brandywine Blue Fund as of December 31, 2006, which is also the valuation date:




                                                                              Aggregate Dollar Range of Equity
                                                       Dollar Range of          Securities in All Registered
                                Dollar Range of       Equity Securities       Investment Companies Overseen by
           Name              Equity Securities in       in Brandywine              Director in Family of
        of Director             Brandywine Fund           Blue Fund                Investment Companies(1)
        -----------             ---------------           ---------                -----------------------


"Disinterested Persons"

Robert F. Birch                  Over $100,000         $50,001-$100,000                 Over $100,000

C. Quentin S. Jackson            Over $100,000         $50,001-$100,000                 Over $100,000

Stuart A. McFarland             $10,001-$50,000        $10,001-$50,000                $50,001-$100,000

W. Richard Scarlett III          Over $100,000         $10,001-$50,000                  Over $100,000

Thomas D. Wren                  $10,001-$50,000           $1-$10,000                   $10,001-$50,000

James W. Zug                   $50,001-$100,000        $10,001-$50,000                $50,001-$100,000

"Interested Persons" (as defined in the Act)

William F. D'Alonzo              Over $100,000      Over $100,000                       Over $100,000

Foster S. Friess                 Over $100,000      Over $100,000                       Over $100,000


---------------
(1) Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Fund are the only funds in the fund complex.

                  The Companies and Friess Associates, LLC, the Funds' investment adviser, have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by a Fund. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund. While the code of ethics permits access persons of the Friess Companies to purchase and redeem shares of the Funds, it requires that such transactions be approved in advance by the Friess Companies Compliance Department, and prohibits a purchase within ten business days of a redemption and a redemption within ten business days of a purchase.

                  Information on how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at the Funds' website at hhtp://www.brandywinefunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

                  The Funds vote proxies in accordance with their proxy voting policy. The Friess Companies employ Institutional Shareholder Services, Inc. to assist it in voting proxies for the Funds. When the Funds vote proxies they generally follow the so-called "Wall Street Rule" (namely, they vote as management recommends or sell the stock prior to the meeting). The Friess Companies believes that following the "Wall Street Rule" is usually consistent with the economic best interests of the Funds. Consistent with its duty of care, the Friess Companies monitor proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

                  In the event that a vote presents a conflict of interest between the interests of the Funds and the Friess Companies, the Friess Companies will defer to the recommendations of ISS. A brief description of the recommendations of ISS is set forth below.

                  The ISS proxy voting guidelines generally call for voting FOR:

          o    Proposals to ratify auditors

          o Proposals to repeal classified boards and to elect all directors annually

          o Proposals asking that a majority or more of directors be independent

          o Proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors

          o Proposals to allow or make easier shareholder action by written consent

          o Proposals that remove restrictions on the right of shareholders to act independently of management

          o    Proposals to lower supermajority vote requirements

          o    Proposals to adopt confidential voting

          o Proposals asking a company to submit its poison pill for shareholder ratification

                  The ISS proxy  voting  guidelines  generally  call for  voting
AGAINST:

          o    Proposals to classify the board of directors

          o Proposals to restrict or prohibit shareholder ability to take action by written consent

          o Proposals to restrict or prohibit shareholder ability to call special meetings

          o    Proposals to require a supermajority vote

          o    Proposals to eliminate cumulative voting

                  The ISS proxy voting guidelines generally call for voting on a case-by-case basis on:

          o Proposals to elect directors in uncontested elections (ISS considers independence, attendance, long-term company performance and a number of other factors)

          o Proposals requiring that the positions of chairman and chief executive officer be held by different persons. (ISS looks to see if the company has governance structures in place that counterbalance a combined position)

          o    Proposals  to  elect   directors  in  contested   elections  (ISS
               evaluates each side's qualifications, track record and proposals)

          o    Proposals to redeem or ratify a poison pill

          o    Proposals  for a merger  or other  corporate  restructuring  (ISS
               considers  pricing,   strategic  rationale  and  the  negotiating
               process)

          o Proposals for reincorporation (ISS considers both financial and corporate governance concerns)

          o Proposals to increase authorized common stock and to create dual class common stock (ISS considers the financial and voting implications)

          o Proposals to approve compensation plans (ISS considers a number of factors that primarily focus on the level of transfer of shareholder wealth and voting power dilution)

                             PRINCIPAL STOCKHOLDERS


                  Set forth below are the names and addresses of all holders of each Fund's shares who as of December 31, 2006 owned more than 5% of such Fund's then outstanding shares, as well as the number of shares of each Fund beneficially owned by all officers and directors of the Company as a group.




                                 Brandywine Fund


                                                         Amount of                       Percentage
   Name and Address of Beneficial Owner             Beneficial Ownership                  Ownership
   ------------------------------------             --------------------                  ---------
National Financial Services Corp.*                      13,481,453                         10.93%
Church Street Station
P.O. Box 3908 New York, NY 10008

Charles Schwab & Co., Inc.*                             11,427,328                         9.27%
101 Montgomery Street
San Francisco, CA  94104

Officers and directors as a group (12 persons)           2,675,428                         2.17%

------------------------------------------------
* Owned of record only.

                              Brandywine Blue Fund


                                                         Amount of                       Percentage
   Name and Address of Beneficial Owner             Beneficial Ownership                  Ownership
   ------------------------------------             --------------------                  ---------
Charles Schwab & Co., Inc.*                             11,405,373                         5.44%
101 Montgomery Street
San Francisco, CA  94104

Officers and directors as a group (12 persons)           2,228,869                         1.06%

------------------------------------------------
* Owned of record only.


                  Other than the foregoing, the Funds were not aware of any person who, as of December 31, 2006, owned of record or beneficially 5% or more of the shares of either Fund.


             INVESTMENT ADVISER, SUB-ADVISER AND PORTFOLIO MANAGERS

                               Investment Adviser

                  The investment adviser to the Funds is Friess Associates, LLC (formerly Friess Associates, Inc.) (the "Adviser"). Affiliated Managers Group, Inc. ("AMG") is the managing member of the Adviser. AMG, Boston, Massachusetts, is a publicly-traded asset management company, which holds equity interests in investment management firms. Each investment advisory agreement between a Fund and the Adviser (each an "Advisory Agreement", and, collectively, the "Advisory Agreements") allows the Adviser to delegate some or all of its responsibilities to one or more sub-advisers. Under the Advisory Agreements, the Adviser furnishes continuous investment advisory services and management to the Fund. The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. For its services, each Fund pays the Adviser a monthly management fee at the annual rate of 1% of the daily net assets of such Fund. The Adviser at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays the salaries and fees of all officers and directors of the Companies (except the fees paid to directors who are not interested persons of the Adviser).

                  During each of the last three fiscal years, the Funds paid the Adviser investment advisory fees as set forth below:

                                Fiscal Year Ended      Investment
         Fund                      September 30       Advisory Fees
         ----                      ------------       -------------
Brandywine Fund                        2006            $40,963,503
                                       2005            $36,924,678
                                       2004            $37,003,798

Brandywine Blue Fund                   2006            $15,353,283
                                       2005             $8,021,661
                                       2004             $4,381,479

                  The Funds pay all of their expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing their registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of stock certificates, director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. During the fiscal years ended September 30, 2006, 2005 and 2004, such expenses included administrative services performed by the Adviser for which the Adviser was reimbursed by the Funds as set forth below:


                                Fiscal Year Ended      Investment
         Fund                      September 30       Advisory Fees
         ----                      ------------       -------------
Brandywine Fund                        2006              $4,193
                                       2005              $4,180
                                       2004              $3,625
Brandywine Blue Fund                   2006              $3,687
                                       2005              $3,440
                                       2004              $1,745



The Funds also pay the fees of directors who are not interested persons of the Companies, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating the Funds' net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems related thereto.


                  The Adviser has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of such Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Funds' shares are qualified for sale. As of the date hereof, no such state law provision was applicable to either Fund. Each Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of such Fund's fiscal year if accrued expenses thereafter fall below this limit. Notwithstanding the most restrictive applicable expense limitation of state securities commissions described above, the Adviser has voluntarily agreed to reimburse each Fund for any such expenses incurred in excess of 2% of average net assets. No reimbursement was required during the fiscal years ended September 30, 2006, 2005 and 2004.


                  Each Advisory Agreement will remain in effect for an initial two-year term and indefinitely thereafter as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the applicable Company or by vote of a majority of the applicable Fund's stockholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund and that it shall be automatically terminated if it is assigned.

                  Each Advisory Agreement provides that the Adviser shall not be liable to the applicable Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

                                   Sub-Adviser

                  The sub-adviser to each Fund is Friess Associates of Delaware, LLC (the "Sub-Adviser"). AMG is the managing member of the Sub-Adviser. Pursuant to sub-advisory agreements between each Fund, the Adviser and the Sub-Adviser (the "Sub-Advisory Agreements"), the Sub-Adviser is responsible for managing the investment and reinvestment of each Fund's assets and will take such steps as may be necessary to implement its investment decisions to the extent such authority has been delegated to it by the Adviser. Under the Sub-Advisory Agreements, the Sub-Adviser, at its own expense and without reimbursement from the Companies or the Funds, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the duties delegated to it. For its services to each Fund, the Adviser, not the Fund, pays the Sub-Adviser's fees.

                  Each Sub-Advisory Agreement will remain in effect for an initial two-year term and indefinitely thereafter as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not interested parties to the Sub-Advisory

Agreement or interested persons of the Sub-Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement provides that it may be terminated at any time without payment of any penalty, by any party immediately upon written notice to the other parties in the event of a breach of any provision of the Sub-Advisory Agreement by the party so notified, or otherwise upon giving thirty days' written notice to the other parties, and that it shall be automatically terminated if it is assigned.

                  Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable to the applicable Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Sub-Advisory Agreement also provides that the Sub-Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

                  The benefits derived by the Adviser and the Sub-Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage."

                               Portfolio Managers


                  The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2006.





                                    Number of Other Accounts Managed             Number of Accounts and Total Assets for
                                    and Total Assets by Account Type             Which Advisory Fee is Performance-Based
                                    --------------------------------             ---------------------------------------
                              Registered     Other Pooled                       Registered     Other Pooled
         Name of              Investment      Investment          Other         Investment      Investment        Other
    Portfolio Managers        Companies        Vehicles          Accounts        Companies       Vehicles        Accounts
    ------------------        ---------        --------          --------        ---------       --------        --------

William F. D'Alonzo               3                1               118              --              --              --

                             $326,049,850    $633,214,830     $5,740,597,356        $--             $--            $--

Jonathan S. Fenn                  3                1               118              --              --              --

                             $326,049,850    $633,214,830     $5,740,597,356        $--             $--            $--

John P. Ragard                    3                1               118              --              --              --

                             $326,049,850    $633,214,830     $5,740,597,356        $--             $--            $--




                  The portfolio managers of the Adviser and the Sub-Adviser are often responsible for managing other accounts. The Adviser and the Sub-Adviser typically assign accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates or the Sub-Adviser or one of its affiliates, as the case may be, in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades). The Adviser and the Sub-Adviser have developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser and the Sub-Adviser have adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

                  With respect to initial public offerings and secondary offerings that are part of a syndicate calendar (collectively "IPOs") the Adviser and Sub-Adviser use their best efforts to allocate fairly IPOs to all eligible accounts. When feasible, IPOs are allocated pro rata to all eligible accounts. Such allocations are generally not feasible because IPO allocations are limited and a pro rata allocation would result in extremely small positions held by eligible accounts. To avoid this result IPOs are generally allocated to eligible accounts using a rotation system designed to treat equitably all eligible accounts. The rotation system considers the performance of IPOs previously allocated.

                  The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2006.




                                                                                   Method Used to Determine Compensation
           Name of                   Form of               Source of           (Including Any Differences in Method Between
     Portfolio Managers           Compensation            Compensation                         Account Types)
     ------------------           ------------            ------------                         --------------
William F. D'Alonzo               Salary/Bonus        Adviser/Sub-Adviser     Mr.  D'Alonzo  receives a fixed  salary from the
                                                                              Adviser  that is set by  reference  to  industry
                                                                              standards.  He also  receives  an  annual  bonus
                                                                              based on the growth of client assets  managed by
                                                                              the Adviser and its resulting revenue.

Johnathan S. Fenn                 Salary/Bonus        Adviser/Sub-Adviser     Mr.  Fenn  receives  a  fixed  salary  from  the
                                                                              Adviser  that is set by  reference  to  industry
                                                                              standards.    He   also   receives   an   annual
                                                                              subjective  bonus  based  solely on the  overall
                                                                              profitability  of the  Adviser  after  taxes for
                                                                              the prior fiscal year.

John P. Ragard                    Salary/Bonus        Adviser/Sub-Adviser     Mr.  Ragard  receives  a fixed  salary  from the
                                                                              Adviser  that is set by  reference  to  industry
                                                                              standards.    He   also   receives   an   annual
                                                                              subjective  bonus  based  solely on the  overall
                                                                              profitability  of the  Adviser  after  taxes for
                                                                              the prior fiscal year.



                  The following table sets forth the dollar range of equity securities of each Fund beneficially owned by each of the portfolio managers of such Fund as of December 31, 2006.




                                         Dollar Range of Equity Securities of        Dollar Range of Equity Securities of
Name of Portfolio Managers                          Brandywine Fund                          Brandywine Blue Fund
--------------------------                          ---------------                          --------------------
William F. D'Alonzo                                 Over $1,000,000                            Over $1,000,000

Jonathan S. Fenn                                   $10,001- $50,000                                  None

John P. Ragard                                    $100,001 - $500,000                       $500,001 - $1,000,000


                               SERVICE AGREEMENTS

                  Each Fund has entered into a Service Agreement with Fiduciary Management, Inc., 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202. Pursuant to such Service Agreements, Fiduciary Management, Inc. serves as the Funds' administrator and in this capacity is responsible for (a) calculating daily each Fund's net asset value, (b) recordkeeping and (c) preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission. For these services each Fund pays Fiduciary Management, Inc. a negotiated annual fee and varying fees for blue sky filing services. During each of the last three fiscal years, the Funds paid Fiduciary Management, Inc. fees pursuant to the Service Agreements as set forth below:


                                     Fiscal Year
         Fund                    Ended September 30       Service Fees
         ----                    ------------------       ------------

Brandywine Fund                         2006                $615,000

                                        2005                $615,000

                                        2004                $538,000

Brandywine Blue Fund                    2006                $143,500

                                        2005                $143,500

                                        2004                $135,000


Each Service Agreement may be terminated at any time by either the Fund or Fiduciary Management, Inc. upon 90 days written notice. Each Service Agreement provides that Fiduciary Management, Inc. shall not be liable to the Fund, the Adviser or any stockholders of the Fund for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Fiduciary Management, Inc. performs similar services for other investment companies.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of each Fund normally will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning.


                  The net asset value (or "price") per share of each Fund is determined by dividing the total value of that Fund's investments and other assets less any liabilities, by the number of its outstanding shares. In calculating each Fund's net asset value, securities that are listed on a national securities exchange (other than The Nasdaq Stock Market, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Other securities will generally be valued at the most recent bid price if market quotations are readily available. Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services.

                  The Funds value most money market instruments they hold at their amortized cost. If market quotations are not available, the Funds will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Funds may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

                               PURCHASE OF SHARES

                  The Funds have adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which a Fund may effect a purchase and sale transaction with an affiliated person of that Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for that Fund. For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7. No such transactions will be made with respect to any person in which an affiliated person of either Fund has a beneficial interest.

                              REDEMPTION OF SHARES

                  A stockholder's right to redeem shares of either Fund will be suspended and the stockholder's right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the applicable Fund to dispose of such Fund's securities or to determine fairly the value of its net assets.

                           SYSTEMATIC WITHDRAWAL PLAN

                  A stockholder who owns shares of either Fund worth at least $10,000 at the current net asset value may, by completing an application which may be obtained from U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the stockholder at regular intervals. To establish the Systematic Withdrawal Plan, the stockholder deposits Fund shares with the applicable Fund and appoints it as agent to effect redemptions of Fund shares held in the account for the purpose of making withdrawal payments (not more frequently than monthly) of a fixed amount to the stockholder out of the account. Fund shares deposited by the stockholder in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Fund is required. The stockholder's signature should be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution.

                  There is no minimum withdrawal payment. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made on or about the day selected by the stockholder of each month in which a withdrawal payment is to be made. Establishment of a Systematic Withdrawal Plan should constitute an election by the stockholder to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The stockholder may deposit additional Fund shares in his account at any time.


                  Withdrawal payments cannot be considered as yield or income on the stockholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the stockholder's account.

                  The stockholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC in writing. The stockholder also may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying U.S. Bancorp Fund Services, LLC by telephone at (800) 656-3017 or (414) 765-4124. Shareholders should notify the transfer agent of any changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date. The transfer agent is unable to debit mutual fund or "pass through" accounts.

                        ALLOCATION OF PORTFOLIO BROKERAGE

                  Decisions to buy and sell securities for each Fund are made by the Adviser. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). However, in many instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. While some brokers with whom a Fund effects portfolio transactions may recommend the purchase of either Fund's shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations by the broker to purchase shares of the Funds.

                  In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts (or analysts of other firms retained by the broker) for consultation.

                  Entities or individuals providing these consulting services range from large full service brokerage firms to single person consultant firms. In return for these research services, the Adviser directs a portion of the Funds' brokerage to brokerage firms employing the persons providing the consulting services or to brokerage firms that contract with the individual or entity providing such services. The entities or individuals providing consulting services are compensated by their brokerage firms or by the brokerage firms with which they contract. They have no claims for, or rights to, compensation, employee benefits or other forms of remuneration from the Adviser. Individuals providing consulting services may or may not be registered broker-dealers or investment advisers themselves and may not be licensed investment adviser representatives or registered representatives. (For example, they may simply work for a full service brokerage firm.) They may be generalists providing advice about many industries, or specialists knowledgeable about a niche in a single industry. They may or may not provide consulting services to investment advisers other than the Adviser. The Adviser endeavors to build and maintain rapport with the individuals providing consulting services in order to more effectively serve the Adviser's clients. These individuals may be granted limited access to the Adviser's research database and a company-wide list of holdings (but not individual client portfolios) so that they are better prepared to render advice and to avoid duplication of investment research efforts.

                  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

                  During each of the last three fiscal years, the Funds paid brokerage commissions as follows:



                                                                                  Transactions for which
                               Fiscal Year Ended             Brokerage             Brokerage Commissions
               Fund              September 30             Commission Paid                Were Paid
               ----              ------------             ---------------                ---------

Brandywine Fund                      2006                   $18,615,489               $15,664,621,595

                                     2005                   $19,024,789               $13,801,288,114

                                     2004                   $31,439,329               $18,903,299,116

Brandywine Blue Fund                 2006                    $6,758,028               $9,772,380,991

                                     2005                    $4,133,045               $3,274,528,448

                                     2004                    $3,433,968               $3,448,888,155



Of the brokerage commissions paid by Brandywine Fund in the fiscal year ended September 30, 2006 all but $976,962 on transactions of $1,203,249,556 were paid to brokers who provided research services to the Adviser. Of the brokerage commissions paid by Brandywine Blue Fund in the fiscal year ended September 30, 2006 all but $201,971 on transactions of $428,122,556 were paid to brokers who provided research services to the Adviser.


                                    CUSTODIAN


                  U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Funds. As such, U.S. Bank, N.A. holds all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Companies. U.S. Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to stockholders. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bank, N.A., acts as each Fund's transfer agent and dividend disbursing agent.


                                      TAXES

                  Each of the Funds intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from each Fund's net investment income, including short-term capital gains, are taxable to stockholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from each Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Distributions from the Funds are taxable to stockholders, whether received in cash or in additional Fund shares. A portion of the income distributions of the Funds may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

                  Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him or her.

                  Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

                  The Funds may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a stockholder fails to furnish the Funds with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

                              STOCKHOLDER MEETINGS

                  The Maryland General Corporation Law permits registered investment companies, such as the Companies, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. Each Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

                  Each Company's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                  With respect to each Company, upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to a Company's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange
Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

                  Brandywine Fund, Inc. has authorized capital of 500,000,000 shares of common stock and Brandywine Blue Fund, Inc. has authorized capital of 200,000,000 shares of common stock, of which 100,000,000 shares have been allocated to Brandywine Blue Fund and 100,000,000 shares have been allocated to Brandywine Advisors Fund Each outstanding share entitles the holder to vote. Generally shares of Brandywine Blue Fund and Brandywine Advisors Fund are voted in the aggregate and not by each Fund, except where class voting by each Fund is required by Maryland law or the Act (e.g. change in investment policy or approval of an investment advisory agreement).

                  The shares of each of Brandywine Blue Fund and Brandywine Advisors Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of each Fund, together with all income, earnings and profits and proceeds thereof belong to that Fund and are charged with the liabilities in respect to that Fund and of that Fund's share of the general liabilities of Brandywine Blue Fund, Inc. in the proportion that the total net assets of each Fund bears to the total net assets of both Funds. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid to each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of Brandywine Blue Fund, Inc., the stockholders of each Fund will be entitled, out of the assets of Brandywine Blue Fund, Inc. available for distribution, to the assets belonging to each Fund.

                  All shares of Brandywine Fund participate equally in dividends and other distributions by such Fund and in the residual assets of such Fund in the event of liquidation.

                  Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights. Consequently, with respect to each of Brandywine Fund, Inc. and Brandywine Blue Fund, Inc., the holders of more than 50% of the shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

                  The shares of each Fund are redeemable and transferable. All shares issued and sold by the Funds will be fully paid and nonassessable. Fractional shares have the same rights proportionately as full shares.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, currently serves as the independent registered public accounting firm for each Fund. PricewaterhouseCoopers LLP is responsible for auditing the financial statements of the Funds.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Funds may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

                  Standard & Poor's Corporation Bond Ratings. A Standard & Poor's corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

                  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

                  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

                  The ratings are based, in varying degrees, on the following considerations:

                  I. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

                  II. Nature of and provisions of the obligation; and

                  III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity, Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

                  AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  Moody's Investors Service, Inc. Bond Ratings. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.